Financial Instruments (Schedule Of Fair Values Of Derivative Contracts Outstanding) (Details) - Fair Value, Level 2 [Member] - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Financial Instruments [Line Items]
Fair value of long-term debt	$ 4,936	$ 4,492
Fair value of long-term debt compared with carrying value	356	411
Foreign Currency [Member]
Financial Instruments [Line Items]
Fair value of derivative assets	30	32
Fair value of derivative liabilities	65	20
Commodity [Member]
Financial Instruments [Line Items]
Fair value of derivative assets	0	1
Fair value of derivative liabilities	$ 29	$ 10